SCHEDULE OF MATURITY BORROWINGS (Details)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 HKD ($)
Debt Disclosure [Abstract]
2025	$ 897,435
2026
2027
2028
2029 and thereafter
Total undiscounted borrowings	897,435
Less: imputed interest
Borrowings recognized in the Consolidated Balance Sheet	897,435	$ 7,000,000	$ 1,282,050	$ 10,000,000
Less: the current portion	(897,435)		$ (1,282,050)
Non-current portion